Other Current Financial Assets	12 Months Ended
Dec. 31, 2022
Other Current Financial Assets [Abstract]
OTHER CURRENT FINANCIAL ASSETS	12. OTHER CURRENT FINANCIAL ASSETS
As at December 31,	2022	2021
Security deposits	$515	$861
Other current financial assets	$515	$861